Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Other non-current assets	$ 6,270	$ 9,172
Total other non-current assets	6,270	9,172
Other current assets
Prepaid expenses	9,077	3,955
Inventory	9,591	7,829
Total other current assets	18,668	11,784
DP Lion Equity Holdco LLC
Other current assets
Investment in subsidiary	$ 5,566	$ 7,500